---------------------------
                                                      OMB APPROVAL
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                                                      Expires: Nov. 30, 2005

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                                                      hours per response: 5.0
                                                     ---------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


    Investment Company Act file number       811-08701
                                       -----------------------------------------


                               UC Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


         1005 Glenway Avenue       Bristol, Virginia          10178
--------------------------------------------------------------------------------
          (Address of principal executive offices)         (Zip code)


                                 Lois A. Clarke


   United Management Company, LLC 1005 Glenway Avenue Bristol, Virginia 24203
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:     (540) 645-1406
                                                     ---------------------

Date of fiscal year end:     May 31, 2003
                          -------------------------

Date of reporting period:    May 31, 2003
                          -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================




                               UC INVESTMENT TRUST

                               UC INVESTMENT FUND









                                  ANNUAL REPORT
                                  May 31, 2003














     INVESTMENT ADVISER                                ADMINISTRATOR
     ------------------                                -------------
UNITED MANAGEMENT COMPANY, LLC                  ULTIMUS FUND SOLUTIONS, LLC
    1005 Glenway Avenue                               P.O. Box 46707
       P.O. Box 1280                            Cincinnati,  Ohio 45246-0707
Bristol,  Virginia 24203-1280                          1.877.823.8637


================================================================================

                           [logo]  United Management Company, LLC



 July 25, 2003



With the benefit of perfect hindsight many market gurus now declare that U.S. equity markets put in a low on March 11th and are in the midst of a new bull market. The skeptics contend that our markets are experiencing only a rally in the midst of a secular bear market. Regardless of which camp is correct, the recent significant rally in stock prices is a welcome relief to us and our fellow shareholders (all of your fund's trustees and investment professionals are shareholders along side you).

Over the past few years investors have been dealt a brutal reminder: over the long-term markets, are cyclical, and ultimately, very difficult to predict which asset class will be the best performer - emphasizing the importance of diversity among several asset classes. That truism is no less applicable today than it was in March of 2000 when the equity markets peaked before a devastating sell-off, reminding us that our investment goals and objectives must be realistic and balanced with an honest and thoughtful risk/reward appraisal.

ECONOMY
-------

Let us examine some of the reasons that may be responsible for the investor's positive outlook for our financial markets. Short-term interest rates remain low, and the Federal Reserve is steadfast in its bias toward economic stimulus. The lower short-term rates also mean that the present value of future earnings stream is worth more than before. The Administration's `strong dollar' policy has been re-designed to one with more flexibility toward our major trading partners. The recent tax cut package is front loaded with one-third ($122 billion) falling to U.S. households over the next four quarters. The package will provide considerable stimulus. And finally, a `feel good factor' seems to be driving the market higher as opposed to the `fear factor' that has engulfed us for so long.

The major risks that we see are the deflationary forces still at work and the continued overhang in the capital expenditure cycle. The capital expenditures may pick up because much of the business investment in the U.S. is made by small business people who were given investment incentives in the recent tax bill.





--------------------------------------------------------------------------------
      1005 Glenway Avenue o P.O. Box 1280 o Bristol, Virginia 24203-1280
            (276) 645-1459 o FAX (276) 645-1426 o www.umcinvest.com

MARKET CONDITIONS AND PERFORMANCE
---------------------------------

Our fiscal year ending May 31, 2003 was a very difficult year for the UC Investment Fund. The fund's investment performance trailed all of the major indexes for the fiscal year period as the following illustrates:

                  UC INVESTMENT FUND                  -21.22%
                  STANDARD & POOR'S 500 INDEX         - 8.06%
                  DOW JONES                           - 8.73%
                  NASDAQ COMPOSITE                    - 0.74%

The year to date return for the UC Investment Fund and the major indexes as of July 22, 2003 is:

                  UC INVESTMENT FUND                   10.22%
                  STANDARD & POOR'S 500 INDEX          13.31%
                  DOW JONES INDUSTRIAL AVERAGE         11.12%
                  NASDAQ COMPOSITE                     28.02%

Reasons for the fund's underperformance were several. The fund began the year with an overweight position in utilities. This sector as a whole terribly lagged the overall market as investors struggled with the fall out of the excesses of energy trading, electric generation capacity and weakening capital structures. We underestimated the convergence and impact of these collective factors. Additionally, several of our larger holdings suffered from specific issues unique to their companies. Some of those companies which contributed to the fund's underperformance were KING PHARMACEUTICALS, AOL TIME WARNER, MCDONALDS, LUCENT TECHNOLOGIES, EL PASO ENERGY AND PHILIP MORRIS. The weakness in these stocks and others were compounded by the somewhat concentrated positions within the fund.

INVESTMENT STRATEGIES, ALLOCATION AND KEY HOLDINGS
--------------------------------------------------

In response to the continued weakness in the stock market and the uncertainties facing the United States' economy in late 2001, your portfolio managers made the decision to increase the emphasis on yield in stock selection in an effort to be more defensively positioned in the UC Investment Fund. Our decision was made with the assumption that our portfolio would be earning an above average current yield while waiting for the market to turn more favorable. This strategy, coupled with our fundamental analysis and sell discipline led to a more deep value oriented portfolio with concentrated positions in both sectors and individual holdings. This positioning of the portfolio proved to be wrong in the devastating markets endured since that time. As we reported in our shareholder's letter accompanying the semi-annual report, late in 2002 we took steps to more broadly diversify the portfolio amongst names and sectors. Results of our fundamental securities analysis and research led us to allocate resources toward a core value orientation.

Our research has led us to a concentration in the financials, healthcare, information technology and consumer staples sectors. Throughout the fiscal year the fund has maintained financials as its largest sector allocation. This sector allocation includes primarily holdings in banks and to a lesser degree property and casualty insurers. We remain constructive on the banks as we think they can continue to generate consistent earnings growth. In addition, many banks are generating excess cash flow and have the ability to raise dividends and continue to buy back shares.

The top five individual holdings in the UC Investment Fund portfolio as of May 31, 2003, in terms of net assets were: 1. KING PHARMACEUTICALS (4.1%), 2. CITIGROUP (3.2%), 3. JP MORGAN/CHASE (3.2%), 4. GENERAL ELECTRIC (3.0%), 5. PFIZER (3.0%).

CLOSING
-------

Your portfolio managers have endured difficult markets in the past - 1987, 1994, and 1998 come to mind, but none were as long-lasting or as destructive to financial wealth as the one just completed. If there was a common theme for each period it was the pervasive pessimism that seemingly paralyzed investors during these downturns. We worried mightily over the market's high valuation then and now; we fretted over a weak economic recovery then and now; we fretted over the dollar then and now. The gurus then saw a below-average period ahead, and they see the same now - because the prior period had been too good for the next one to be anything but bad. The times ahead are going to be good. ENJOY THEM.

We continue to be grateful for the trust and confidence you place in us.

Faithfully yours,

 /s/ Lois A. Clarke

LOIS A. CLARKE
President and Managing Director

LAC/gm


                          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                               IN THE UC INVESTMENT FUND VERSUS THE S&P 500 INDEX

[GRAPHIC OMITTED]

                 UC INVESTMENT FUND                                       S&P 500 INDEX
                 ------------------                                       -------------
      06/29/98                     $  10,000                   06/29/98                   $  10,000
      06/30/98          0.00%         10,000                   06/30/98        0.07%         10,007
      09/30/98        -10.90%          8,910                   09/30/98       -9.95%          9,011
      12/31/98         18.62%         10,569                   12/31/98       21.30%         10,930
      03/31/99         -2.76%         10,277                   03/31/99        4.98%         11,475
      06/30/99          8.41%         11,142                   06/30/99        7.05%         12,284
      09/30/99         -3.97%         10,700                   09/30/99       -6.25%         11,516
      12/31/99         19.22%         12,755                   12/31/99       14.88%         13,230
      03/31/00          1.66%         12,967                   03/31/00        2.30%         13,534
      06/30/00          2.88%         13,340                   06/30/00       -2.66%         13,174
      09/30/00         -3.55%         12,866                   09/30/00       -0.97%         13,047
      12/31/00         -7.48%         11,904                   12/31/00       -7.82%         12,026
      03/31/01         -7.19%         11,049                   03/31/01      -11.86%         10,600
      06/30/01          8.45%         11,982                   06/30/01        5.85%         11,220
      09/30/01        -13.48%         10,367                   09/30/01      -14.68%          9,573
      12/31/01          4.55%         10,838                   12/31/01       10.69%         10,596
      03/31/02         -1.38%         10,689                   03/31/02        0.27%         10,625
      06/30/02        -13.71%          9,223                   06/30/02      -13.40%          9,201
      09/30/02        -19.84%          7,393                   09/30/02      -17.28%          7,611
      12/31/02          0.43%          7,425                   12/31/02        8.44%          8,254
     3/31/2003         -6.42%          6,948                  3/31/2003       -3.15%          7,994
     5/31/2003         13.42%          7,881                  5/31/2003       13.94%          9,108


----------------------------------------
         UC INVESTMENT FUND

   AVERAGE ANNUAL TOTAL RETURNS (a)
   (FOR PERIODS ENDED MAY 31, 2003)

   1 YEAR                (21.22%)
   SINCE INCEPTION (b)    (4.73%)
----------------------------------------

Past performance is not predictive of future performance.


(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Initial public offering of shares was June 29, 1998.

                            UC INVESTMENT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003


ASSETS
  Investment securities, at value (cost $30,653,361)               $ 31,074,135
  Dividends and interest receivable                                      41,343
  Receivable for investment securities sold                             514,386
  Receivable for capital shares sold                                      1,275
  Organization costs, net (Note 1)                                        1,409
  Other assets                                                            4,760
                                                                    -----------
     TOTAL ASSETS                                                    31,637,308
                                                                    -----------

LIABILITIES
  Payable for investment securities purchased                           418,222
  Payable for capital shares redeemed                                     3,600
  Payable to Adviser (Note 3)                                             7,260
  Payable to other affiliates (Note 3)                                    6,600
  Other accrued expenses and liabilities                                 16,864
  Covered call options, at value (Notes 1 and 4)
    (premiums received $43,873)                                          54,750
                                                                    -----------
     TOTAL LIABILITIES                                                  507,296
                                                                    -----------

NET ASSETS                                                         $ 31,130,012
                                                                    ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                                  $ 44,799,867
  Undistributed net investment income                                    75,381
  Accumulated net realized losses from security transactions        (14,155,133)
  Net unrealized appreciation (depreciation) on:
     Investments                                                        420,774
     Written options                                                    (10,877)
                                                                    -----------
  NET ASSETS                                                       $ 31,130,012
                                                                    ===========

  Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                         4,283,100
                                                                    ===========

  Net asset value, offering price and redemption price
   per share (Note 1)                                               $      7.27
                                                                    ===========




                 See accompanying notes to financial statements.

                               UC INVESTMENT FUND
                             STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2003


INVESTMENT INCOME
  Dividends                                                        $    900,542
  Interest                                                                4,775
                                                                    -----------
     TOTAL INVESTMENT INCOME                                            905,317
                                                                    -----------

EXPENSES
  Investment advisory fees (Note 3)                                     318,251
  Administrative services fees (Note 3)                                  31,828
  Professional fees                                                      31,049
  Accounting services fees (Note 3)                                      30,383
  Trustees' fees and expenses                                            25,309
  Insurance expense                                                      20,419
  Registration fees                                                      18,926
  Transfer agent and shareholder services fees (Note 3)                  18,000
  Amortization of organization expenses (Note 1)                         16,910
  Postage and supplies                                                   15,836
  Distribution fees (Note 3)                                             14,683
  Custodian fees                                                          7,113
  Other expenses                                                          8,390
                                                                    -----------
     TOTAL EXPENSES                                                     557,097
  Fees waived by the Adviser (Note 3)                                   (79,725)
                                                                    -----------
     NET EXPENSES                                                       477,372
                                                                    -----------

  NET INVESTMENT INCOME                                                 427,945
                                                                    -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized losses from security transactions                    (13,851,021)
  Net change in unrealized appreciation/depreciation
   on investments                                                     4,460,062
  Net change in unrealized appreciation/depreciation
   on written option contracts                                          (10,877)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                    (9,401,836)
                                                                    -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $ (8,973,891)
                                                                     ===========



                 See accompanying notes to financial statements.


                               UC INVESTMENT FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------
                                                             YEAR ENDED     YEAR ENDED
                                                            MAY 31, 2003   MAY 31, 2002
-----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                    $    427,945    $     66,796
  Net realized losses from security transactions            (13,851,021)     (1,068,461)
  Net change in unrealized appreciation/depreciation on:
     Investments                                              4,460,062      (7,086,912)
     Written option contracts                                   (10,877)           --
                                                           ------------    ------------
Net decrease in net assets from operations                   (8,973,891)     (8,088,577)
                                                           ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                        (398,930)         (3,701)
                                                           ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                   1,106,806       5,050,287
  Net asset value of shares issued in reinvestment
   of distributions to shareholders                             381,833           3,532
  Payments for shares redeemed                               (2,576,395)     (1,992,843)
                                                           ------------    ------------
Net increase (decrease) in net assets from capital
 share transactions                                          (1,087,756)      3,060,976
                                                           ------------    ------------

TOTAL DECREASE IN NET ASSETS                                (10,460,577)     (5,031,302)

NET ASSETS
  Beginning of year                                          41,590,589      46,621,891
                                                           ------------    ------------
  End of year                                              $ 31,130,012    $ 41,590,589
                                                           ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME                        $     75,381    $     46,366
                                                           ============    ============

CAPITAL SHARE ACTIVITY
  Shares sold                                                   145,828         499,873
  Shares issued in reinvestment of
   distributions to shareholders                                 55,742             348
  Shares redeemed                                              (365,599)       (199,595)
                                                           ------------    ------------
  Net increase (decrease) in shares outstanding                (164,029)        300,626
  Shares outstanding, beginning of year                       4,447,129       4,146,503
                                                           ------------    ------------
  Shares outstanding, end of year                             4,283,100       4,447,129
                                                           ============    ============


                         See accompanying notes to financial statements.

                                                       UC INVESTMENT FUND
                                                      FINANCIAL HIGHLIGHTS


                                       SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                                                                           PERIOD ENDED
                                                 YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED       MAY 31,
                                                MAY 31, 2003   MAY 31, 2002   MAY 31, 2001   MAY 31, 2000      1999(a)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          $   9.35       $   11.24     $   12.91       $   10.53      $   10.00
                                                --------       ---------     ---------       ---------      ---------

Income (loss) from investment operations:
  Net investment income                             0.10            0.01          0.00            0.00           0.05
  Net realized and unrealized gains (losses)
   on investments                                  (2.09)          (1.90)        (0.99)           2.41           0.54
                                                --------       ---------     ---------       ---------      ---------
Total from investment operations                   (1.99)          (1.89)        (0.99)           2.41           0.59
                                                --------       ---------     ---------       ---------      ---------

Less distributions:
  Dividends from net investment income             (0.09)          (0.00)        (0.00)          (0.02)         (0.03)
  Distributions from net realized gains             --              --           (0.68)          (0.01)         (0.03)
                                                --------       ---------     ---------       ---------      ---------
Total distributions                                (0.09)          (0.00)        (0.68)          (0.03)         (0.06)
                                                --------       ---------     ---------       ---------      ---------

Net asset value at end of period                $   7.27       $    9.35     $   11.24       $   12.91      $   10.53
                                                ========       =========     =========       =========      =========

TOTAL RETURN                                      -21.22%         -16.81%        -7.63%          22.94%       5.89%(c)
                                                ========       =========     =========       =========      =========

Net assets at end of period (000's)             $ 31,130     $    41,591     $  46,622       $  47,198      $  33,268
                                                ========       =========     =========       =========      =========


Ratio of net expenses to average net assets(b)      1.50%           1.50%         1.50%           1.50%       1.81%(d)

Ratio of net investment income to average
 net assets                                         1.35%           0.15%         0.01%           0.03%       0.64%(d)

Portfolio turnover rate                              152%             99%           85%             61%         67%(d)


(a) Represents the period from the initial public offering of shares (June 29, 1998) through May 31, 1999.

(b) Absent fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.75% , 1.57% and 1.50% for the periods ended May 31, 2003, May 31, 2002 and May 31, 2001, respectively (Note 3). For the year ended May 31, 2001, the fees waived by the Adviser were less than 0.01%.

(c)  Not annualized.

(d)  Annualized.



                 See accompanying notes to financial statements.

                               UC INVESTMENT FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2003

--------------------------------------------------------------------------------
   SHARES     COMMON STOCKS - 89.8%                                    VALUE
--------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY - 6.1%
   40,000     AOL Time Warner, Inc. (a)                             $   608,800
   15,000     McDonald's Corp.                                          280,950
    3,500     Viacom, Inc. - Class B (a)                                159,320
   16,000     Wal-Mart Stores, Inc.                                     841,760
                                                                      ---------
                                                                      1,890,830
                                                                      ---------
              CONSUMER STAPLES - 13.0%
   10,000     Avon Products, Inc.                                       609,400
   25,000     Bunge Ltd.                                                722,500
   13,000     Coca-Cola Co.                                             592,410
    4,000     ConAgra Foods, Inc.                                        97,080
    8,000     Gillette Co.                                              268,880
   15,000     PepsiCo, Inc.                                             663,000
    7,000     Procter & Gamble Co.                                      642,740
   15,000     SYSCO Corp.                                               464,100
                                                                      ---------
                                                                      4,060,110
                                                                      ---------
              ENERGY - 4.0%
    2,100     Burlington Resources, Inc.                                111,909
   10,000     Exxon Mobil Corp.                                         364,000
   30,000     Marathon Oil Corp.                                        771,900
                                                                      ---------
                                                                      1,247,809
                                                                      ---------
              FINANCIALS - 21.1%
    4,500     Aon Corp.                                                 115,470
   11,300     Bank of America Corp.                                     838,460
   20,000     Bank One Corp. (b)                                        747,200
   24,600     Citigroup, Inc. (b)                                     1,009,092
    1,700     Freddie Mac                                               101,677
   30,000     HCC Insurance Holdings, Inc.                              859,500
   30,000     J.P. Morgan Chase & Co. (b)                               985,800
   35,000     Ohio Casualty Corp. (a)                                   441,000
   15,000     Union Planters Corp.                                      481,950
   10,000     Wachovia Corp.                                            401,800
    2,500     Washington Mutual, Inc.                                   101,950
   10,000     Wells Fargo & Co.                                         483,000
                                                                      ---------
                                                                      6,566,899
                                                                      ---------
              INDUSTRIALS - 5.9%
    5,000     CSX Corp.                                                 163,750
    2,600     First Data Corp.                                          107,692
   33,000     General Electric Co.                                      947,100
    5,000     Norfolk Southern Corp.                                    109,600
   20,000     R.R. Donnelley & Sons Co.                                 499,000
                                                                      ---------
                                                                      1,827,142
                                                                      ---------

                See accompanying notes to financial statements.

                               UC INVESTMENT FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  MAY 31, 2003


--------------------------------------------------------------------------------
   SHARES     COMMON STOCKS - 89.8% (Continued)                         VALUE
--------------------------------------------------------------------------------

              INFORMATION TECHNOLOGY - 13.8%
   50,000     Cray, Inc. (a)                                        $   400,500
   20,000     Dell Computer Corp. (a)                                   625,800
    2,500     eBay, Inc. (a)                                            254,275
   25,000     Intel Corp. (b)                                           521,000
    9,000     International Business Machines Corp.                     792,360
   37,000     Microsoft Corp.                                           910,570
   60,000     Oracle Corp. (a) (b)                                      780,600
                                                                      ---------
                                                                      4,285,105
                                                                      ---------
              HEALTHCARE - 16.3%
    1,900     Aetna, Inc.                                               109,098
    7,000     Amgen, Inc. (a)                                           452,970
   10,000     Bristol-Myers Squibb Co.                                  256,000
    1,500     Eli Lilly & Co.                                            89,655
   12,000     Johnson & Johnson                                         652,200
   90,000     King Pharmaceuticals, Inc. (a)                          1,287,900
   12,000     Merck & Co., Inc.                                         666,960
   30,000     Pfizer, Inc.                                              930,600
   50,000     Pozen, Inc. (a)                                           314,500
    1,900     St. Jude Medical, Inc. (a)                                106,590
    2,350     Teva Pharmaceutical Industries Ltd.                       119,119
    2,300     Wyeth                                                     100,855
                                                                      ---------
                                                                      5,086,447
                                                                      ---------
              MATERIALS - 0.8%
    5,000     Nucor Corp.                                               238,200
                                                                      ---------

              TELECOMMUNICATION SERVICES - 6.0%
   45,000     Cisco Systems, Inc. (a) (b)                               732,600
  250,000     Lucent Technologies, Inc. (a)                             552,500
   15,000     Nextel Communications, Inc. - Class A (a)                 224,850
    6,500     SBC Communications, Inc.                                  165,490
    5,000     Verizon Communications, Inc.                              189,250
                                                                      ---------
                                                                      1,864,690
                                                                      ---------
              UTILITIES - 2.8%
    1,700     Dominion Resources, Inc.                                  107,100
   20,000     Duke Energy Corp.                                         387,600
   30,000     TECO Energy, Inc.                                         387,900
                                                                      ---------
                                                                        882,600
                                                                      ---------

              TOTAL COMMON STOCKS (Cost $27,669,560)                $27,949,832
                                                                     ----------



                See accompanying notes to financial statements.

                               UC INVESTMENT FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  MAY 31, 2003


--------------------------------------------------------------------------------
    SHARES    EXCHANGE-TRADED FUNDS - 5.5%                              VALUE
--------------------------------------------------------------------------------

    5,000     Diamonds Trust, Series I                              $   443,850
   30,000     Nasdaq-100 Index Tracking Stock                           891,900
    4,000     Standard & Poor's Depository Receipts                     387,800
                                                                      ---------

              TOTAL EXCHANGE-TRADED FUNDS (Cost $1,583,064)         $ 1,723,550
                                                                      ---------

--------------------------------------------------------------------------------
  PAR VALUE   U.S. TREASURY AND AGENCY OBLIGATIONS - 1.6%               VALUE
--------------------------------------------------------------------------------

              FEDERAL HOME LOAN BANK
$ 500,000     discount note, due 06/04/2003 (Cost $499,950)         $   499,966
                                                                      ---------

--------------------------------------------------------------------------------
  SHARES      SHORT TERM MONEY MARKET SECURITIES - 2.9%                 VALUE
--------------------------------------------------------------------------------

  900,787     Fifth Third U.S. Treasury Money Market Fund
               - Class I (Cost $900,787)                            $   900,787
                                                                      ---------

              TOTAL INVESTMENTS AT VALUE - 99.8%
               (Cost $30,653,361)                                   $31,074,135

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%               55,877
                                                                      ---------

              NET ASSETS - 100.0%                                   $31,130,012
                                                                     ==========

(a) Non-income producing security.

(b) Security covers a call option.


                           See accompanying notes to financial statements.

                               UC INVESTMENT FUND
                        SCHEDULE OF OPEN OPTION CONTRACTS
                                  MAY 31, 2003


--------------------------------------------------------------------------------
  OPTION                                                  VALUE OF    PREMIUMS
 CONTRACTS    COVERED CALL OPTIONS                        OPTIONS     RECEIVED
--------------------------------------------------------------------------------
    100       Bank One Corp.,
               11/22/2003 at $40                         $ 10,000     $ 11,249
     50       Cisco Systems, Inc.,
               10/18/2003 at $17.50                         5,000        4,875
     50       Citigroup, Inc.,
               12/20/2003 at $45                            7,000        6,625
     50       Intel Corp.,
               10/18/2003 at $22.50                         6,250        4,375
    100       J.P. Morgan Chase & Co.,
               12/20/2003 at $35                           18,500       10,749
    200       Oracle Corp.,
               9/20/2003 at $15                             8,000        6,000
                                                         --------     --------
                                                         $ 54,750     $ 43,873
                                                         ========     ========



                 See accompanying notes to financial statements.

                               UC INVESTMENT FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 2003



1.   SIGNIFICANT ACCOUNTING POLICIES

     The UC Investment Fund (the "Fund") is a no-load, diversified series of the UC Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on February 27, 1998. The Fund was capitalized on May 21, 1998 when United Management Company, LLC (the "Adviser") purchased the initial 10,000 shares of the Fund at $10.00 per share. The initial public offering of shares of the Fund commenced on June 29, 1998. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

     The Fund seeks long-term total return, from a combination of capital growth and growth of income, by investing primarily in common stocks.

     The following is a summary of the Fund's significant accounting policies:

     SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the last quoted sale price, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of the Fund is equal to the net asset value per share.

     INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

                               UC INVESTMENT FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  MAY 31, 2003



1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales.

     The tax character of distributions paid during the years ended May 31, 2003 and 2002 was ordinary income.

     SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

     OPTIONS TRANSACTIONS -- The Fund may write covered call options for which premiums are received and are recorded as liabilities, and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Fund's obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written.

     ORGANIZATION COSTS -- Costs incurred by the Fund in connection with its organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the commencement of operations. In the event any of the initial shares of the Fund are redeemed during the five year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                               UC INVESTMENT FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  MAY 31, 2003



1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of May 31, 2003:

     ---------------------------------------------------------------------------
     Cost of portfolio investments (including
      written options)                                            $ 30,645,764
                                                                  ============
     Gross unrealized appreciation                                $  2,499,779
     Gross unrealized depreciation                                  (2,126,158)
                                                                  ------------
     Net unrealized appreciation                                  $    373,621
                                                                  ------------
     Undistributed ordinary income                                      75,381
     Capital loss carryforwards                                     (4,437,458)
     Post-October capital losses                                    (9,681,399)
                                                                  ------------
     Total distributable earnings                                 $(13,669,855)
                                                                  ============
     ---------------------------------------------------------------------------

     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America.

     As of May 31, 2003, the Fund had capital loss carryforwards for federal income tax purposes of $4,437,458, all of which expire on May 31, 2011. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

                               UC INVESTMENT FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  MAY 31, 2003



1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     FEDERAL INCOME TAXES (continued) -- In addition, the Fund had net realized capital losses of $9,681,399 during the period November 1, 2002 through May 31, 2003, which are treated for federal income tax purposes as arising during the Fund's tax year ending May 31, 2004. These "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

     Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $44,562,763 and $45,243,669, respectively, for the year ended May 31, 2003.

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are also officers of the Adviser. Certain other officers of the Trust are also officers of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC (the "Distributor"), the principal underwriter for the Fund and exclusive agent for the distribution of shares of the Fund.

     ADVISORY AGREEMENT
     The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets. In order to limit the operating expenses of the Fund to 1.50% of the Fund's average daily net assets, the Adviser voluntarily waived advisory fees of $79,725 during the year ended May 31, 2003.

     ADMINISTRATION AGREEMENT
     Under the terms of an Administration Agreement between the Trust and Ultimus, Ultimus supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services, Ultimus receives a monthly fee at an annual rate of 0.10% of average daily net assets up to $200 million; 0.075% of such assets from $200 to $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum fee of $2,000 per month. Accordingly, during the year ended May 31, 2003, Ultimus was paid $31,828 for administrative services.

                               UC INVESTMENT FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  MAY 31, 2003



3.   TRANSACTIONS WITH AFFILIATES (continued)

     TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
     Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $17 per account, subject to a minimum fee of $1,500 per month. Accordingly, during the year ended May 31, 2003, Ultimus was paid $18,000 for transfer agent services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

     FUND ACCOUNTING AGREEMENT
     Under the terms of a Fund Accounting Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly fee of $2,500, plus an asset based fee equal to 0.01% of average daily net assets from $25 to $500 million and 0.005% of such assets in excess of $500 million. Accordingly, during the year ended May 31, 2003, Ultimus was paid $30,383 for accounting services. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

     DISTRIBUTION PLAN
     The Trust has adopted a Plan of Distribution (the Plan) under which the Fund may incur expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. During the year ended May 31, 2003, the Fund incurred $14,683 of distribution-related expenses under the Plan.

4.   COVERED CALL OPTIONS

     A summary of covered call option contracts written during the year ended May 31, 2003 is as follows:

     ---------------------------------------------------------------------------
                                                      Option         Option
                                                     Contracts       Premiums
                                                    ----------      ----------
     Options outstanding at beginning of year             -         $      -
     Options written                                    550           43,873
                                                    ----------      ----------
     Options outstanding at end of year                 550         $ 43,873
                                                    ==========      ==========
     ---------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders of UC Investment Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of UC Investment Fund (the "Fund") at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
July 2, 2003

BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:


                                                                     Position Held
Trustee                       Address                         Age    with the Trust   Length of Time Served
-------                       -------                         ---    --------------   ---------------------
Lois A. Clarke*               1005 Glenway Avenue              58    President and    Since March 1998
                              Bristol, VA                            Trustee

James W. McGlothlin*          1005 Glenway Avenue              63    Trustee          Since June 1998
                              Bristol, VA

Robert J. Bartel              831 Pinegrove Court              71    Trustee          Since June 1998
                              Wheaton, IL

Aldo A. Modena                4 Windsor Circle Drive           74    Trustee          Since June 1998
                              Bluefield, VA

Robert H. Spilman             P.O. Box 880                     75    Trustee          Since June 1998
                              Bassett, VA

Timothy J. Sullivan           Office of the President          59    Trustee          Since June 1998
                              College of William & Mary
                              Williamburg, VA

Charles W. Sydnor, Jr., Ph.D. 23 Sesame Street                 59    Trustee          Since June 1998
                              Richmond, VA

Steven G. Layfield            1005 Glenway Avenue              41    Vice President   Since April 2002
                              Bristol, VA

Ronald E. Oliver              1005 Glenway Avenue              56    Vice President   Since April 2002
                              Bristol, VA

Robert G. Dorsey              135 Merchant Street              46    Vice President   Since September 2001
                              Cincinnati, OH

Mark J. Seger                 135 Merchant Street              41    Treasurer        Since September 2001
                              Cincinnati, OH

John F. Splain                135 Merchant Street              46    Secretary        Since September 2001
                              Cincinnati, OH

*Ms. Clarke and Mr. McGlothlin are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees one portfolio of the Trust. The principal occupations of the Trustees and executive officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

Lois A. Clarke is President and Managing Director of the Adviser and Executive Vice President and Treasurer of The United Company. She serves as Chairman of Star Coal Company, Inc., United Affiliates Corporation and UCC Stadium Box Corporation, and as Treasurer of United Energy Corporation, United Golf, Inc., Sendero Gas Pipeline, Inc., and The United Company Charitable Foundation. She also serves on the Board of Advisors for Amsouth Bank.

James W. McGlothlin is Chairman of the Adviser and is Chairman and Chief Executive Officer of The United Company, a Virginia-based conglomerate active in the oil and gas, financial services and golf industries, and the parent of the Adviser. He also serves on the Board of Directors of The United Company's subsidiaries and other related companies.

Robert J. Bartel was formerly a Senior Financial Advisor to the Adviser. Professor Bartel is the director of the International Business Institute (an overseas academic program in global business and management during the summer semester) and a Senior Advisor of the First Trust Portfolios in Lisle, Illinois. He formerly served as the Chairman of Charter Federal Savings Bank in Bristol, Virginia until it merged with First American Bank.

Aldo A. Modena is a Director of First Community Bancshares, Inc. (a bank holding company) and First Community Bank in Bluefield, Virginia. Mr. Modena is a member of the Virginia State Bar. He previously served as the Executive Vice President of First Community Bancshares, Inc. and the president and Chief Executive Officer of The Flat Top National Bank of Bluefield, Virginia.

Robert H. Spilman is the retired Chairman and Chief Executive Officer of Basset Furniture, Inc. He is a Director of Dominion Resources (an energy company).

Timothy J. Sullivan is the President of The College of William & Mary. He is also a member of the Virginia State Bar and the Ohio State Bar and a Fellow of the Virginia Bar Foundation and the American Bar Foundation.

Charles W. Sydnor, Jr., Ph.D., is President and Chief Executive Officer of Commonwealth Public Broadcasting Corporation (a non-commercial broadcasting company operating five public television stations and one public radio station serving the central, piedmont and northern Virginia regions, which is the largest public broadcasting corporation in Virginia). Dr. Sydnor is also a Board member of the Center for Individual Freedom in Alexandria, Virginia, and serves as a Trustee of the Virginia Historical Society and the George C. Marshall Foundation. He was appointed to the Board of the Library of Virginia by Governor Mark R. Warner, and formerly was President of Emory and Henry College.

Steven G. Layfield is a Vice President and Assistant Secretary of the Adviser.

Ronald E. Oliver is an Executive Vice President and Assistant Treasurer of the Adviser.

Robert G. Dorsey is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was President of Countrywide Fund Services, Inc. (a mutual fund services company).

Mark J. Seger is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President of Countrywide Fund Services, Inc.

John F. Splain is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President and Secretary of Countrywide Fund Services, Inc. and affiliated companies.

Certain affiliates of the Adviser as a group are significant shareholders of record as of May 31, 2003 owning 33.9% of the outstanding shares.

Additional information about members of the Board of Trustees and Officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-877-823-8637.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-823-8637, or on the Securities and Exchange Commission's website at http://sec.gov.

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   UC Investment Trust
              ------------------------------------------------------------------



By (Signature and Title)*           /s/Lois A. Clarke
                            ----------------------------------------------------
                                   Lois A. Clarke, President


Date       August 6, 2003
       ------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*           /s/Lois A. Clarke
                            ----------------------------------------------------
                                   Lois A. Clarke, President


Date       August 6, 2003
       ------------------------------




By (Signature and Title)*           /s/ Mark J. Seger
                            ----------------------------------------------------
                                   Mark J. Seger, Treasurer


Date       August 4, 2003
       ------------------------------


* Print the name and title of each signing officer under his or her signature.